Offerings - Offering: 1	Jun. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Voting Common Stock, par value $1.00 per share
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	76.41
Maximum Aggregate Offering Price	$ 57,307,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,914.17
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of the Registrant’s voting common stock, par value $1.00 per share (the “Voting Common Stock”) that may become issuable under the Customers Bancorp, Inc. 2019 Stock Incentive Plan, as amended, by reason of any stock dividend, stock split, recapitalization, or any other similar transaction that results in an increase in the number of outstanding shares of Voting Common Stock. The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Voting Common Stock as reported on the New York Stock Exchange on June 23, 2026.